Use of estimates and judgements	12 Months Ended
Dec. 31, 2020
Use of estimates and judgements
Use of estimates and judgements
3.	Use of estimates and judgements

In preparing the Consolidated and Combined Carve-out Financial Statements, Management has made judgements and estimates that affect the application of Company´ accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Those estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable and relevant under the circumstances. Revisions to estimates are recognized prospectively.

3.1	Judgements

a.	Determination of the lease period

The Company has lease contracts where it acts as lessee and it is related to warehousing, equipment and computers used to learning systems and education solutions. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be exercised (or not terminated). For leases of warehouses, equipment or even computer used in education solutions, the following factors are normally the most relevant:

▪	If there are significant penalties for termination (or not to extend), the Company is reasonably certain to extend (or not terminate) the lease.

▪	If there are any leasehold improvements with significant residual balances, the Company is reasonably certain to extend (or not terminate) the lease.

▪

Also, the Company considers other factors including past practices related to the use of specific categories of assets (leased or owned assets) as well as the historical length of the leases and the costs and business disruptions required to replace the leased asset. See Note 16.

3.2	Assumptions and estimation uncertainties

a.	Deferred Income tax and social contribution

The liability method is used to account for deferred income tax and social contribution in respect of temporary differences between the carrying amount of assets and liabilities and the related tax bases. The amount of deferred tax assets is reviewed at the end of each reporting period and reduced for the amount that is no longer probable to be realized through future taxable income. The estimates of the availability of future taxable income against which deductible temporary differences and tax losses may be used to reduce income taxes expenses, therefore, deferred tax assets are subject to significant judgement. Additionally, future taxable income may be higher or lower than the estimates considered in determining the deferred tax assets. See Note 22b.

b.	Provision for risks of tax, civil and labor losses

The Company is a party to judicial and administrative proceedings. It accounts for provisions for all judicial proceedings whose likelihood of loss is probable. The assessment of the likelihood of a loss and the estimate of probable disbursements by the Company, in connection of such losses, include the evaluation of available evidence as well the opinion of internal and external legal advisors. See Note 21.

c.	Impairment losses on trade receivables

The expected credit losses (“ECL”) for financial assets are based on assumptions about risk of default and expected loss rates. The Company uses judgement in making these assumptions and selecting the inputs to the impairment calculation, based on the Company’s historical collection information, existing market conditions, as well as forward looking estimates at the end of each reporting period. Due to the risk caused by market conditions resulting from the COVID-19 crisis the Company has monitored in consistent manner in order to assess predictive adjustments in order to mitigate the risk of credit losses during the current year and forthcoming. Note 10c.

d.	Provision for inventory obsolescence

When estimating its provision for inventory obsolescence, the Company applies relevant assumptions to determine the level of inventory obsolescence, from editorial information (aging analysis) to commercial imputs regarding prospective sales. All those assumptions depend on the level of regular assessment of the marketplace, industry trends, content relevance, feasibility of visual update and projected product demand as compared to the number of units currently in the inventory. See Note 11.

e.	Impairment of Goodwill

The Company annually tests goodwill for impairment based on the recoverable amounts of Cash Generating Units (CGUs), determined based on estimated value-in-use calculations. The value in use calculation is based on a discounted cash flow model. The cash flows are derived from the budget for a foreseeable future and it do not include restructuring activities to which the Company has not yet committed or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the Discounted Cash Flow (DCF) model as well as to expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill recognized by the Company. The scenario analysis became more challengeable in period of uncertainties regarding the economic environment caused by COVID-19 and its impacts on the demand curve, since the schools either closed or worked with time restriction in some locations. Therefore, all those marketing assumptions took those elements into consideration. The key assumptions used to determine the recoverable amount of the different CGUs are disclosed and further explained in Note 13.

f.	Rights to Returned Goods and Refund Liabilities

Pursuant to the terms of the contracts with some customers, they are required to provide the Company with an estimate of the number of students that will access the content in the next school year (which typically starts in February of the following year), allowing the Company to start the delivery of its products. Since the contracts allows product returns (generally for period of four months from delivery date) up to a certain limit, the Company recognizes revenue for the amount that is expected to be received based on past experience, assuming that the other conditions for revenue recognition are met. Therefore, the amount of revenue recognized is adjusted for expected returns, which are estimated based on historical data on a portfolio basis. In these circumstances a refund liability and a right to recover returned goods asset are recognized. See Note 17.

The right to recover returned goods asset is measured at the former carrying amount of the inventory less any expected costs to recover goods. The refund liability is included in Contract Liabilities and Deferred Income and the right to recover returned goods is included in Inventories. The Company reviews its estimate of expected returns at each reporting date and updates the amounts of the asset and liability accordingly. See Note 11.

The judgments over this estimate are critical once the historical demand is harmed by macroeconomic effects such as the demand curve caused by COVID-19. The Company reviewed the impacts on the provision for returs as of December 31,2020 and did not identify relevant adjustments on the Consolidated Financial Statements as of December 31, 2020.

g.	Restricted share units and its basis of measurement

The Company has restricted share units and in July 2020, increased the participation of eligible persons in the creation of value and profitability for the Company by providing such persons with an opportunity to obtain restricted share units and thus provide an increased incentive for eligible persons to make significant and extraordinary contributions to the long-term performance and growth of the Company. This plan is named as Long-Term Compensation plan- “ILP”. This plan is incurred during a vesting period, when the Company will pay a fixed number of shares based on a fixed price (determined on the grant date) during the vesting period of five years. See Note 23.

h.	Fair value measurements and valuation processes

In estimating the fair value of an asset or a liability, the Company uses market-observable data to the extent it is available. Where Level 1 inputs are not available, if needed, the Company engages third party qualified appraisers to perform the valuation using Level 2 and / or Level 3 inputs. The Company’s management establishes the appropriate valuation techniques and inputs to the model, working closely with the qualified external advisors when they are engaged in such activities.

The valuations of identifiable assets and contingent liabilities in business combinations could be particularly sensitive to changes in one or more unobservable inputs considered in the valuation process. Further information on the assumptions used in the valuation process of such items is provided in Note 7.

Fair value measurement assumptions are also used for determination of expenses with Share-based Compensation, which are disclosed in Note 23.